Segment information - Income statement related (Details) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018 CHF (SFr) BusinessDivision	Mar. 31, 2018 CHF (SFr)	Jun. 30, 2017 CHF (SFr)	Jun. 30, 2018 CHF (SFr)	Jun. 30, 2017 CHF (SFr)
Segment Reporting Information
Net revenues	SFr 5,595	SFr 5,636	SFr 5,205	SFr 11,231	SFr 10,739
Number of segments | BusinessDivision	6
Income/(loss) before taxes	SFr 1,052	1,054	582	2,106	1,252
Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	1,419	1,431	1,405	2,850	2,759
Income/(loss) before taxes	553	563	502	1,116	906
Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	1,344	1,403	1,264	2,747	2,485
Income/(loss) before taxes	433	484	365	917	656
Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	914	991	848	1,905	1,729
Income/(loss) before taxes	217	234	188	451	335
Operating Segments [Member] | Global Markets
Segment Reporting Information
Net revenues	1,426	1,546	1,517	2,972	3,126
Income/(loss) before taxes	148	295	257	443	574
Operating Segments [Member] | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	644	528	511	1,172	1,117
Income/(loss) before taxes	110	59	78	169	227
Operating Segments [Member] | Strategic Resolution Unit
Segment Reporting Information
Net revenues	(176)	(203)	(274)	(379)	(480)
Income/(loss) before taxes	(368)	(409)	(563)	(777)	(1,102)
Corporate Center
Segment Reporting Information
Net revenues	24	(60)	(66)	(36)	3
Income/(loss) before taxes	(41)	SFr (172)	(245)	(213)	(344)
Bank
Segment Reporting Information
Net revenues	5,611		5,218	11,196	10,740
Income/(loss) before taxes	SFr 977		SFr 529	1,887	1,152
Bank | Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues				2,850	2,759
Income/(loss) before taxes				1,116	906
Bank | Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues				2,747	2,485
Income/(loss) before taxes				917	656
Bank | Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues				1,905	1,729
Income/(loss) before taxes				451	335
Bank | Operating Segments [Member] | Global Markets
Segment Reporting Information
Net revenues				2,972	3,126
Income/(loss) before taxes				443	574
Bank | Operating Segments [Member] | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues				1,172	1,117
Income/(loss) before taxes				169	227
Bank | Operating Segments [Member] | Strategic Resolution Unit
Segment Reporting Information
Net revenues				(379)	(480)
Income/(loss) before taxes				(777)	(1,102)
Bank | Adjustments
Segment Reporting Information
Net revenues				(71)	4
Income/(loss) before taxes				SFr (432)	SFr (444)